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                           PRUDENTIAL WORLD FUND, INC.
                               100 MULBERRY STREET
                         GATEWAY CENTER THREE, 4TH FLOOR
                            NEWARK, NEW JERSEY 07102


                                                                January 30, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     RE:  Prudential World Fund, Inc.
          Registration Nos. 2-89725 and 811-3981
          --------------------------------------


Ladies and Gentlemen:

     In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and the statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on January 29, 2004.

     The foregoing is being filed electronically via the EDGAR system.


                                             Sincerely,


                                             /s/ Jonathan D. Shain
                                             ---------------------
                                             Jonathan D. Shain
                                             Secretary